Average Annual Total Returns	0 Months Ended
	Nov. 01, 2011
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Short-Term Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	0.59%
5 Years	3.38%
10 Years	3.70%
Inception Date of Share Class	Jul. 28, 2008
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Short-Term Municipal Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.57%
5 Years	3.37%
10 Years	3.69%
Inception Date of Share Class	Jul. 28, 2008
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Short-Term Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.24%
5 Years	3.39%
10 Years	3.68%
Inception Date of Share Class	Jul. 28, 2008
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Short-Term Municipal Bond Fund) | Barclays Capital Composite 1- and 3- Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.49%
5 Years	3.79%
10 Years	3.51%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Class A
Average Annual Return:
1 Year	0.28%
5 Years	3.37%
Performance Since	4.56%	[1]
Inception Date of Share Class	Jul. 31, 2007
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.28%
5 Years	3.33%
Performance Since	4.35%	[1]
Inception Date of Share Class	Jul. 31, 2007
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.32%
5 Years	3.40%
Performance Since	4.32%	[1]
Inception Date of Share Class	Jul. 31, 2007
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Class C
Average Annual Return:
1 Year	1.61%
5 Years	3.24%
Performance Since	4.12%	[1]
Inception Date of Share Class	Jul. 31, 2007
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Barclays Capital 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.97%
5 Years	4.55%
Performance Since	4.60%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(1.02%)
5 Years	3.27%
10 Years	4.92%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(1.14%)
5 Years	3.16%
10 Years	4.86%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.68%
5 Years	3.35%
10 Years	4.82%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(2.02%)
5 Years	3.13%
10 Years	4.88%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	1.87%
5 Years	3.45%
10 Years	4.64%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Class A
Average Annual Return:
1 Year	(0.82%)
5 Years	2.90%
10 Years	2.38%
Inception Date of Share Class	Oct. 02, 2000
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(0.82%)
5 Years	2.90%
10 Years	2.38%
Inception Date of Share Class	Oct. 02, 2000
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.12%)
5 Years	2.93%
10 Years	2.43%
Inception Date of Share Class	Oct. 02, 2000
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Class C
Average Annual Return:
1 Year	(0.55%)
5 Years	2.55%
10 Years	2.02%
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Barclays Capital 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.17%
5 Years	3.35%
10 Years	3.06%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Class A
Average Annual Return:
1 Year	(1.99%)
5 Years	2.86%
Performance Since	4.13%	[2]
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(1.99%)
5 Years	2.75%
Performance Since	4.02%	[2]
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.26%)
5 Years	2.87%
Performance Since	4.04%	[2]
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Class C
Average Annual Return:
1 Year	0.84%
5 Years	3.01%
Performance Since	3.83%	[2]
Inception Date of Share Class	Dec. 26, 2002
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
Performance Since	4.74%	[2]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Barclays Capital Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.72%
5 Years	4.77%
Performance Since	4.74%	[2]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Class A
Average Annual Return:
1 Year	(2.68%)
5 Years	1.53%
10 Years	3.03%
Inception Date of Share Class	Jan. 11, 1993
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.70%)
5 Years	1.52%
10 Years	2.91%
Inception Date of Share Class	Jan. 11, 1993
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.43%)
5 Years	1.87%
10 Years	3.06%
Inception Date of Share Class	Jan. 11, 1993
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Class C
Average Annual Return:
1 Year	0.15%
5 Years	1.72%
10 Years	2.76%
Inception Date of Share Class	Mar. 27, 2002
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Barclays Capital N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.92%
5 Years	4.46%
10 Years	5.06%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class A
Average Annual Return:
1 Year	(1.98%)
5 Years	2.12%
10 Years	3.42%
Inception Date of Share Class	Dec. 27, 1990
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.00%)
5 Years	2.12%
10 Years	3.32%
Inception Date of Share Class	Dec. 27, 1990
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.08%
5 Years	2.41%
10 Years	3.45%
Inception Date of Share Class	Dec. 27, 1990
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class B
Average Annual Return:
1 Year	(3.06%)
5 Years	1.96%
10 Years	3.41%
Inception Date of Share Class	Feb. 01, 1993
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class C
Average Annual Return:
1 Year	0.87%
5 Years	2.31%
10 Years	3.18%
Inception Date of Share Class	Feb. 01, 1993
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Barclays Capital Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.21%
5 Years	4.29%
10 Years	4.93%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Class A
Average Annual Return:
1 Year	(0.79%)
5 Years	2.68%
10 Years	2.98%
Inception Date of Share Class	Nov. 18, 1992
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(0.79%)
5 Years	2.67%
10 Years	2.94%
Inception Date of Share Class	Nov. 18, 1992
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.31%
5 Years	2.75%
10 Years	2.96%
Inception Date of Share Class	Nov. 18, 1992
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Class C
Average Annual Return:
1 Year	0.47%
5 Years	2.55%
10 Years	2.49%
Inception Date of Share Class	Aug. 30, 2002
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Barclays Capital 3-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.81%
5 Years	4.22%
10 Years	3.96%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Barclays Capital 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	2.19%
5 Years	4.30%
10 Years	4.46%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Barclays Capital California 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	2.31%
5 Years	4.31%
10 Years	4.45%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class A
Average Annual Return:
1 Year	(2.57%)
5 Years	2.03%
10 Years	3.57%
Inception Date of Share Class	Oct. 06, 1988
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.57%)
5 Years	1.99%
10 Years	3.48%
Inception Date of Share Class	Oct. 06, 1988
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.22%)
5 Years	2.35%
10 Years	3.66%
Inception Date of Share Class	Oct. 06, 1988
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class B
Average Annual Return:
1 Year	(3.78%)
5 Years	1.85%
10 Years	3.49%
Inception Date of Share Class	Dec. 15, 1997
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class C
Average Annual Return:
1 Year	0.22%
5 Years	2.18%
10 Years	3.24%
Inception Date of Share Class	Jul. 01, 1993
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Barclays Capital California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.97%
5 Years	3.66%
10 Years	4.64%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class A
Average Annual Return:
1 Year	(3.53%)
5 Years	1.84%
10 Years	3.59%
Inception Date of Share Class	Jul. 31, 1995
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(3.53%)
5 Years	1.84%
10 Years	3.59%
Inception Date of Share Class	Jul. 31, 1995
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.90%)
5 Years	2.18%
10 Years	3.71%
Inception Date of Share Class	Jul. 31, 1995
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class B
Average Annual Return:
1 Year	(4.73%)
5 Years	1.65%
10 Years	3.53%
Inception Date of Share Class	Jul. 31, 1995
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class C
Average Annual Return:
1 Year	(0.84%)
5 Years	1.97%
10 Years	3.02%
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Barclays Capital Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.78%
5 Years	4.18%
10 Years	4.94%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class A
Average Annual Return:
1 Year	(2.70%)
5 Years	2.49%
10 Years	3.81%
Inception Date of Share Class	Jan. 12, 1988
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.75%)
5 Years	2.45%
10 Years	3.77%
Inception Date of Share Class	Jan. 12, 1988
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.41%)
5 Years	2.71%
10 Years	3.87%
Inception Date of Share Class	Jan. 12, 1988
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class B
Average Annual Return:
1 Year	(3.88%)
5 Years	2.30%
10 Years	3.75%
Inception Date of Share Class	Aug. 06, 1993
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class C
Average Annual Return:
1 Year	0.12%
5 Years	2.66%
10 Years	3.51%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Barclays Capital Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.75%
5 Years	4.48%
10 Years	4.91%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(2.30%)
5 Years	2.18%
10 Years	2.99%
Inception Date of Share Class	Dec. 01, 1994
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.30%)
5 Years	2.18%
10 Years	2.68%
Inception Date of Share Class	Dec. 01, 1994
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.50%)
5 Years	2.15%
10 Years	2.64%
Inception Date of Share Class	Dec. 01, 1994
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(3.43%)
5 Years	1.99%
10 Years	2.94%
Inception Date of Share Class	Mar. 21, 1995
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	0.56%
5 Years	2.36%
10 Years	2.71%
Inception Date of Share Class	Aug. 18, 1997
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Short-Term Municipal Bond Fund) | Investor Class
Average Annual Return:
1 Year	2.60%
5 Years	3.78%
10 Years	3.90%
Inception Date of Share Class	Dec. 31, 1991
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Short-Term Municipal Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.57%
5 Years	3.76%
10 Years	3.89%
Inception Date of Share Class	Dec. 31, 1991
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Short-Term Municipal Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.54%
5 Years	3.73%
10 Years	3.86%
Inception Date of Share Class	Dec. 31, 1991
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Short-Term Municipal Bond Fund) | Barclays Capital Composite 1- and 3- Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.49%
5 Years	3.79%
10 Years	3.51%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Intermediate Tax/AMT-Free Fund) | Investor Class
Average Annual Return:
1 Year	3.34%
5 Years	3.97%
Performance Since	5.00%	[1]
Inception Date of Share Class	Jul. 31, 2001
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Intermediate Tax/AMT-Free Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.34%
5 Years	3.94%
Performance Since	4.79%	[1]
Inception Date of Share Class	Jul. 31, 2001
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Intermediate Tax/AMT-Free Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.33%
5 Years	3.92%
Performance Since	4.71%	[1]
Inception Date of Share Class	Jul. 31, 2001
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Intermediate Tax/AMT-Free Fund) | Barclays Capital 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.97%
5 Years	4.55%
Performance Since	4.60%	[1]
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Municipal Bond Fund) | Investor Class
Average Annual Return:
1 Year	3.60%
5 Years	4.23%
10 Years	5.42%
Inception Date of Share Class	Oct. 23, 1986
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Municipal Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.47%
5 Years	4.12%
10 Years	5.36%
Inception Date of Share Class	Oct. 23, 1986
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Municipal Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.73%
5 Years	4.18%
10 Years	5.28%
Inception Date of Share Class	Oct. 23, 1986
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Ultra Short-Term Municipal Income Fund) | Investor Class
Average Annual Return:
1 Year	1.16%
5 Years	3.34%
10 Years	2.77%
Inception Date of Share Class	Nov. 30, 1995
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Ultra Short-Term Municipal Income Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.16%
5 Years	3.33%
10 Years	2.76%
Inception Date of Share Class	Nov. 30, 1995
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Ultra Short-Term Municipal Income Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.16%
5 Years	3.31%
10 Years	2.79%
Inception Date of Share Class	Nov. 30, 1995
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Ultra Short-Term Municipal Income Fund) | Barclays Capital 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.17%
5 Years	3.35%
10 Years	3.06%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Wisconsin Tax-Free Fund) | Investor Class
Average Annual Return:
1 Year	2.60%
5 Years	3.78%
Performance Since	4.83%	[3]
Inception Date of Share Class	Apr. 06, 2001
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Wisconsin Tax-Free Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.60%
5 Years	3.67%
Performance Since	4.72%	[3]
Inception Date of Share Class	Apr. 06, 2001
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Wisconsin Tax-Free Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.75%
5 Years	3.67%
Performance Since	4.66%	[3]
Inception Date of Share Class	Apr. 06, 2001
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Wisconsin Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
Performance Since	4.74%	[3]
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Wisconsin Tax-Free Fund) | Barclays Capital Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.72%
5 Years	4.77%
Performance Since	4.74%	[3]
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Short-Term Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	2.85%
5 Years	3.94%
10 Years	3.98%
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Short-Term Municipal Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.83%
5 Years	3.92%
10 Years	3.97%
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Short-Term Municipal Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.80%
5 Years	3.89%
10 Years	3.94%
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Short-Term Municipal Bond Fund) | Barclays Capital Composite 1- and 3- Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.49%
5 Years	3.79%
10 Years	3.51%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Intermediate Tax/AMT-Free Fund) | Institutional Class
Average Annual Return:
1 Year	3.67%
5 Years	4.18%
Performance Since	5.10%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Intermediate Tax/AMT-Free Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.67%
5 Years	4.14%
Performance Since	4.89%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Intermediate Tax/AMT-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.66%
5 Years	4.13%
Performance Since	4.81%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Intermediate Tax/AMT-Free Fund) | Barclays Capital 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	2.97%
5 Years	4.55%
Performance Since	4.60%	[1]
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	4.03%
5 Years	4.43%
10 Years	5.52%
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Municipal Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.89%
5 Years	4.31%
10 Years	5.45%
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Municipal Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.12%
5 Years	4.38%
10 Years	5.37%
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Ultra Short-Term Municipal Income Fund) | Institutional Class
Average Annual Return:
1 Year	1.51%
5 Years	3.70%
10 Years	3.12%
Inception Date of Share Class	Jul. 31, 2000
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Ultra Short-Term Municipal Income Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.51%
5 Years	3.69%
10 Years	3.11%
Inception Date of Share Class	Jul. 31, 2000
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Ultra Short-Term Municipal Income Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.51%
5 Years	3.67%
10 Years	3.14%
Inception Date of Share Class	Jul. 31, 2000
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Ultra Short-Term Municipal Income Fund) | Barclays Capital 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.17%
5 Years	3.35%
10 Years	3.06%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF North Carolina Tax-Free Fund) | Institutional Class
Average Annual Return:
1 Year	2.19%
5 Years	2.75%
10 Years	3.79%
Inception Date of Share Class	Feb. 28, 1994
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF North Carolina Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.18%
5 Years	2.74%
10 Years	3.65%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF North Carolina Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.91%
5 Years	2.96%
10 Years	3.75%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF North Carolina Tax-Free Fund) | Barclays Capital N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.92%
5 Years	4.46%
10 Years	5.06%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF North Carolina Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Pennsylvania Tax-Free Fund) | Institutional Class
Average Annual Return:
1 Year	2.89%
5 Years	3.34%
10 Years	4.18%
Inception Date of Share Class	Nov. 24, 1997
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Pennsylvania Tax-Free Fund) | Barclays Capital Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	2.21%
5 Years	4.29%
10 Years	4.93%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Pennsylvania Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Short-Term Municipal Bond Fund) | Administrator Class
Average Annual Return:
1 Year	2.64%
5 Years	3.73%
10 Years	3.77%
Inception Date of Share Class	Jul. 30, 2010
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Short-Term Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.61%
5 Years	3.71%
10 Years	3.76%
Inception Date of Share Class	Jul. 30, 2010
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Short-Term Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.62%
5 Years	3.70%
10 Years	3.75%
Inception Date of Share Class	Jul. 30, 2010
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Short-Term Municipal Bond Fund) | Barclays Capital Composite 1- and 3- Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.49%
5 Years	3.79%
10 Years	3.51%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Intermediate Tax/AMT-Free Fund) | Administrator Class
Average Annual Return:
1 Year	3.49%
5 Years	4.08%
Performance Since	4.98%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Intermediate Tax/AMT-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.49%
5 Years	4.04%
Performance Since	4.77%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Intermediate Tax/AMT-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.47%
5 Years	4.03%
Performance Since	4.70%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Intermediate Tax/AMT-Free Fund) | Barclays Capital 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	2.97%
5 Years	4.55%
Performance Since	4.60%	[1]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Municipal Bond Fund) | Administrator Class
Average Annual Return:
1 Year	3.91%
5 Years	4.50%
10 Years	5.58%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.78%
5 Years	4.39%
10 Years	5.52%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.00%
5 Years	4.45%
10 Years	5.43%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Ultra Short-Term Municipal Income Fund) | Administrator Class
Average Annual Return:
1 Year	1.28%
5 Years	3.49%
10 Years	2.91%
Inception Date of Share Class	Jul. 30, 2010
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Ultra Short-Term Municipal Income Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.28%
5 Years	3.48%
10 Years	2.91%
Inception Date of Share Class	Jul. 30, 2010
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Ultra Short-Term Municipal Income Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.32%
5 Years	3.48%
10 Years	2.96%
Inception Date of Share Class	Jul. 30, 2010
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Ultra Short-Term Municipal Income Fund) | Barclays Capital 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.17%
5 Years	3.35%
10 Years	3.06%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Limited-Term Tax-Free Fund) | Administrator Class
Average Annual Return:
1 Year	2.46%
5 Years	3.57%
10 Years	3.55%
Inception Date of Share Class	Sep. 06, 1996
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Limited-Term Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.46%
5 Years	3.56%
10 Years	3.51%
Inception Date of Share Class	Sep. 06, 1996
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Limited-Term Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.54%
5 Years	3.56%
10 Years	3.49%
Inception Date of Share Class	Sep. 06, 1996
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Limited-Term Tax-Free Fund) | Barclays Capital 3-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	1.81%
5 Years	4.22%
10 Years	3.96%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Limited-Term Tax-Free Fund) | Barclays Capital 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	2.19%
5 Years	4.30%
10 Years	4.46%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Limited-Term Tax-Free Fund) | Barclays Capital California 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	2.31%
5 Years	4.31%
10 Years	4.45%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Tax-Free Fund) | Administrator Class
Average Annual Return:
1 Year	2.17%
5 Years	3.21%
10 Years	4.29%
Inception Date of Share Class	Dec. 15, 1997
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.17%
5 Years	3.17%
10 Years	4.19%
Inception Date of Share Class	Dec. 15, 1997
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.01%
5 Years	3.40%
10 Years	4.32%
Inception Date of Share Class	Dec. 15, 1997
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Tax-Free Fund) | Barclays Capital California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.97%
5 Years	3.66%
10 Years	4.64%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Colorado Tax-Free Fund) | Administrator Class
Average Annual Return:
1 Year	1.27%
5 Years	3.04%
10 Years	4.28%
Inception Date of Share Class	Jul. 31, 1995
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Colorado Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.27%
5 Years	3.04%
10 Years	4.27%
Inception Date of Share Class	Jul. 31, 1995
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Colorado Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.38%
5 Years	3.26%
10 Years	4.35%
Inception Date of Share Class	Jul. 31, 1995
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Colorado Tax-Free Fund) | Barclays Capital Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.78%
5 Years	4.18%
10 Years	4.94%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Colorado Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Minnesota Tax-Free Fund) | Administrator Class
Average Annual Return:
1 Year	2.13%
5 Years	3.69%
10 Years	4.50%
Inception Date of Share Class	Aug. 02, 1993
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Minnesota Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.09%
5 Years	3.65%
10 Years	4.46%
Inception Date of Share Class	Aug. 02, 1993
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Minnesota Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.89%
5 Years	3.79%
10 Years	4.50%
Inception Date of Share Class	Aug. 02, 1993
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Minnesota Tax-Free Fund) | Barclays Capital Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.75%
5 Years	4.48%
10 Years	4.91%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Minnesota Tax-Free Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Strategic Municipal Bond Fund) | Administrator Class
Average Annual Return:
1 Year	2.54%
5 Years	3.40%
10 Years	3.74%
Inception Date of Share Class	Oct. 06, 1997
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Strategic Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.53%
5 Years	3.40%
10 Years	3.40%
Inception Date of Share Class	Oct. 06, 1997
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Strategic Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.65%
5 Years	3.23%
10 Years	3.30%
Inception Date of Share Class	Oct. 06, 1997
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Strategic Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%

[1]	Performance Since 7/31/2001
[2]	Performance Since 4/6/2011
[3]	Performance Since 4/6/2001